Summary of Significant Accounting Policies - Schedule of Non-controlling Interest Share of Gains (Losses) (Details) (Parenthetical)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Noncontrolling interest, ownership percentage	95.00%
Preferred share dividend rate	25.00%